SCHEDULE OF PERFORMANCE SHARE UNITS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	296,666
Outstanding, weighted average fair value | $ / shares	$ 2.74
Performance share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	250,000
Outstanding, weighted average fair value | $ / shares	$ 1.38
Granted | shares	125,000	312,500
Granted, weighted average fair value | $ / shares	$ 3.92	$ 1.38
Cancelled | shares	(50,000)	(62,500)
Cancelled, weighted average fair value | $ / shares	$ 1.38	$ 1.38
Vested | shares	(200,000)
Vested, weighted average fair value | $ / shares	$ 1.38
Outstanding balance | shares	125,000	250,000
Outstanding, weighted average fair value | $ / shares	$ 3.92	$ 1.38